Consolidated Statements of Earnings $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($) $ / shares shares
Profit or loss [abstract]
Revenue	$ 1,777,798	$ 960,156
Cost of goods sold	1,455,082	757,934
Gross margin	322,716	202,222
Selling and administrative expenses	320,444	147,931
Operating income	2,272	54,291
Gain on disposal of property, plant and equipment	199	135
Equity earnings from associates and joint ventures	4,719	671
Impairment of goodwill	(48,000)	0
Earnings (loss) before finance costs and income taxes	(40,810)	55,097
Net finance costs	38,923	16,995
Earnings (loss) before income taxes	(79,733)	38,102
Income taxes	21,210	56,557
Net loss	$ (100,943)	$ (18,455)
Loss per share – basic | (per share)	$ (1.04)	$ (0.21)
Loss per share – diluted | (per share)	$ (1.04)	$ (0.21)
Weighted average number of shares – basic | shares	97,045,917	89,678,845
Weighted average number of shares – diluted | shares	97,045,917	89,678,845